UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303, San Diego, CA 92130

(Address of principal executive offices)

              (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303, San Diego, CA 92130

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PRIVATE ASSET

MANAGEMENT FUND

SEMI-ANNUAL REPORT

June  30, 2005

Private Asset Management Fund

Semi-Annual Report

June 30, 2005

Dear Shareholder:

Although the market and economy showed strong corporate earnings, an improving labor market, low inflation and steady consumer spending, the stock market continued to struggle in the second quarter, resulting in negative performance for the first half of 2005. Even though first quarter earnings came in very strong, there was a lot of fear and skepticism over high oil prices, slowing economic growth, and rising interest rates as investors locked in their profits from 2004.

Focusing on a stronger U.S. economy and healthier corporate earnings, we maintained a fully invested stance for the Fund.  As of June 30, 2005, the Fund was invested 99.05% in equities and 1.06% in cash and cash equivalents (liabilities in excess of other assets represented -0.11% of the Fund’s net assets).  The Fund has an average weighted dividend yield of 2.16% and a beta of 0.97.  The Fund continues to maintain the investment strategy of balanced positions in many sectors of the market and we continue to believe that companies paying dividends will show greater stability and price appreciation in the future.  Although large-cap stocks have been out of favor recently, it appears that companies returning cash to shareholders (in the form of share buybacks or dividends) and building their top line growth should benefit the most in the current economic cycle.

We would like to take this opportunity to thank you for your confidence and loyalty to Private Asset Management Fund.  Our responsibility is to you, our shareholder, and we will not lose sight of that fact.

Sincerely,

Stephen J. Cohen                                          Eric Blase                                   Jonathan Elsberry

2005 Semi-Annual Report  1

PRIVATE ASSET MANAGEMENT FUND

PERFORMANCE INFORMATION

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JUNE 30, 2005

6/30/05 NAV $23.71

                                                                                                                            Since

   1 Year

        3 Year

 Inception

Private Asset Management Fund(A)

               -0.59%

         7.84%

                6.49%

S&P 500(B)

    6.31%

         8.25%

    5.51%

(A)Fund returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.  The inception date of the Private Asset Management Fund was May 6, 2002.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

PRIVATE ASSET MANAGEMENT FUND

by Sectors (as a percentage of Net Assets)

(Unaudited)

2005 Semi-Annual Report  2

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees and trustees fees.  Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent.  IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on December 31, 2004 and held through June 30, 2005.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of  investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfer, returned check, stop payment order and IRA maintenance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if theses transactional costs were included, your cost would have been higher.

                                                                                                                                      Expenses Paid

                                                                   Beginning                    Ending                      During the Period*
                                                                Account Value           Account Value              December 31, 2004

                                                              December 31, 2004       June 30, 2005                  to June 30, 2005

Actual                                   $1,000.00                    $961.48                               $7.30

Hypothetical                          $1,000.00                  $1,017.36                               $7.50

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by  the average account value over the period, multiplied by 181/365 ( to reflect the one-half year period).

2005 Semi-Annual Report  3

Private Asset Management Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
3,650	Honeywell, Inc.	$ 133,699
4,100	United Technologies Corp.	210,535
		344,234	3.61%

Beverages
3,300	Diageo PLC	195,690	2.05%

Biological Products
3,500	Amgen, Inc. *	211,610	2.22%

Bottled & Canned Soft Drinks
2,500	Pepsico, Inc.	134,825	1.42%

Commercial Banks, NEC
6,600	Citigroup Inc.	305,118	3.21%

Computer Communications Equipment
8,200	Cisco Systems, Inc. *	156,456	1.64%

Computer Storage Devices
11,500	EMC Corp. *	157,665	1.66%

Electromedical & Electrotherapeutic Apparatus
3,000	Medtronic, Inc.	155,370	1.63%

Electronic & Other Electrical
8,750	General Electric Co.	303,188	3.18%

Electronic Computers
4,000	Dell Computer Corp. *	157,840
3,000	International Business Machines, Inc.	222,600
		380,440	4.00%

Electronic Connectors
5,200	TYCO Laboratories, Inc.	151,840	1.60%

Exchange Traded Fund
2,900	NASDAQ 100	106,662	1.12%

Fire Marine & Casualty Insurance
3,950	Allstate Corp.	236,013	2.48%

Food & Kindred Products
4,000	Kraft Foods, Inc.	127,240
2,000	Unilever NV	129,660
		256,900	2.70%

Miscellaneous Manufacturing
8,000	International Game Technology	225,200	2.37%

Motors & Generators
2,550	Emerson Electric Co.	159,707	1.68%

National Commercial Banks
6,124	Bank of America Corp.	279,315
6,640	Morgan (J.P.) & Co. , Inc.	234,524
2,600	PNC Bank Corp.	141,596
3,000	State Street Corp.	144,750
4,250	Wachovia Corp.	210,800
		1,010,985	10.62%

Paper Mills
2,800	Kimberly Clark Corp.	175,252	1.84%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  4

Private Asset Management Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Perfumes, Cosmetics & Other Toilet Preparations
3,750	Colgate Palmolive Co.	187,163	1.97%

Petroleum Refining
4,300	British Petroleum	268,234
5,000	ChevronTexaco Corp.	279,600
4,800	Exxon Mobil Corp.	275,856
		823,690	8.65%

Pharmaceutical Preparations
4,000	Abbott Laboratories	196,040
2,000	Amylin Pharmaceuticals, Inc.	41,860
8,500	Bristol Myers Squibb Co.	212,330
5,900	Merck & Co. , Inc.	181,720
10,500	Pfizer, Inc.	289,590
		921,540	9.68%

Plastic Materials, Synthetic Resins
2,350	PPG Industries, Inc.	147,486	1.55%

Primary Production of Aluminum
3,500	Aluminum Co. of America	91,455	0.96%

Pumps & Pumping Equipment
2,000	ITT Industries	195,260	2.05%

Radio & TV Broadcasting
3,100	L-3 Communications Holdings	237,398
3,500	Qualcomm	115,535
		352,933	3.71%

Retail-Drug Stores and Properties
3,000	Walgreen Co.	137,970	1.45%

Retail-Variety Stores
2,950	Costco Wholesale Corp. *	131,953	1.39%

Savings Institutions, Not Federal
10,000	New York Community Bankcorp, Inc.	181,200	1.90%

Semiconductors & Related Devices
6,600	Intel Corp.	171,732	1.80%

Services-Prepackaged Software
8,750	Microsoft Corp.	217,350
7,500	Symantec Corp. *	163,050
		380,400	4.00%

Special Industry Machinery, NE
6,000	Applied Materials, Inc. *	97,080	1.02%

Surgical & Medical Instruments
3,500	Baxter International Inc.	129,850
4,000	Boston Scientific Corp.	108,000
		237,850	2.50%

Telephone & Telegraph Apparatus
4,050	Plantronics Inc.	147,258	1.55%

Television Broadcasting Stations
5,500	Univision Communications, Inc.	151,525	1.59%

Wholesale-Groceries & Related
4,000	Sysco Corp.	144,760	1.52%

*Non-Income Producing Securities.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  5

Private Asset Management Fund

	Schedule of Investments
	June 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Wholesale-Medical & Dental
4,000	Johnson & Johnson Inc.	260,000	2.73%

Total for Common Stock (Cost - $8,364,416)		$ 9,428,410	99.05%

Cash Equivalents
101,064	First American Treasury Obligation Fund Cl S 2.23% **	101,064	1.06%
	(Cost - $101,064)

	Total Investments	9,529,474	100.11%
	(Cost - $8,465,480)

	Liabilities in Excess of Other Assets	(10,190)	-0.11%

	Net Assets	$ 9,519,284	100.00%

** Variable Rate Security; The Coupon Rate shown

represents the rate at June 30, 2005.

The accompanying notes are an integral part of these

financial statements

2005 Semi-Annual Report  6

Private Asset Management Fund

Statement of Assets and Liabilities (Unaudited)
June 30, 2005

Assets:
Investment Securities at Market Value	$ 9,529,474
(Cost - $8,465,480)
Dividends Receivable	12,301
Interest Receivable	326
Receivable for Shareholder Purchases	45,740
Total Assets	9,587,841
Liabilities:
Payable to Adviser	11,825
Payable for Shareholder Redemptions	56,732
Total Liabilities	68,557

Net Assets	$ 9,519,284
Net Assets Consist of:
Paid In Capital	8,267,103
Accumulated Undistributed Net Investment Income	24,559
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	163,628
Unrealized Appreciation in Value
of Investments Based on Cost - Net	1,063,994
Net Assets, for 401,526 Shares Outstanding	$ 9,519,284
Net Asset Value and Redemption Price
Per Share ($9,519,284/401,526 shares)	$ 23.71

Statement of Operations (Unaudited)
For the Six Month Period Ended June 30, 2005

Investment Income:
Dividends	$ 92,217
Interest	1,725
Total Investment Income	93,942
Expenses:
Investment Adviser Fees	69,383
Trustees Fees	-
Total Expenses	69,383

Net Investment Income	24,559

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	165,760
Net Change in Unrealized Appreciation (Depreciation) on Investments	(559,262)
Net Realized and Unrealized Gain (Loss) on Investments	(393,502)

Net Increase (Decrease) in Net Assets from Operations	$ (368,943)

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  7

Private Asset Management Fund

Statements of Changes in Net Assets (Unaudited)
1/1/2005	1/1/2004
to	to
6/30/2005	12/31/2004
From Operations:
Net Investment Income	$ 24,559	$ 44,845
Net Realized Gain (Loss) on Investments	165,760	147,976
Net Unrealized Appreciation (Depreciation)	(559,262)	433,838
Increase (Decrease) in Net Assets from Operations	(368,943)	626,659
From Distributions to Shareholders:
Net Investment Income	0	(49,302)
Net Realized Gain from Security Transactions	0	(147,682)
Change in Net Assets from Distributions	0	(196,984)
From Capital Share Transactions:
Proceeds From Sale of Shares	1,278,329	2,332,640
Shares Issued on Reinvestment of Dividends	0	196,984
Cost of Shares Redeemed	(872,029)	(1,073,823)
Net Increase from Shareholder Activity	406,300	1,455,801

Net Increase (Decrease) in Net Assets	37,357	1,885,476

Net Assets at Beginning of Period	9,481,927	7,596,451
Net Assets at End of Period (Including Accumulated Undistributed	$ 9,519,284	$ 9,481,927
Net Investment Income of $24,559 and $0, respectively.)

Share Transactions:
Issued	53,524	97,227
Reinvested	-	7,985
Redeemed	(36,578)	(44,804)
Net increase (decrease) in shares	16,946	60,408
Shares outstanding beginning of period	384,580	324,172
Shares outstanding end of period	401,526	384,580

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2005	1/1/2004	1/1/2003	5/6/2002*
to	to	to	to
6/30/2005	12/31/2004	12/31/2003	12/31/2002
Net Asset Value -
Beginning of Period	$ 24.66	$ 23.43	$ 18.21	$ 20.00
Net Investment Income	0.06	0.13	0.12	0.07
Net Gains or Losses on Securities
(realized and unrealized)	(1.01)	1.63	5.19	(1.80)
Total from Investment Operations	(0.95)	1.76	5.31	(1.73)

Distributions (From Net Investment Income)	0.00	(0.13)	(0.09)	(0.06)
Distributions (From Capital Gains)	0.00	(0.40)	0.00	0.00
Total Distributions	0.00	(0.53)	(0.09)	(0.06)

Net Asset Value -
End of Period	$ 23.71	$ 24.66	$ 23.43	$ 18.21
Total Return +	(3.85)%	**	7.51%	29.16%	(8.67)%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	9,519	9,482	7,596	3,640

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	***	1.55%	1.55%	1.60%	***
Ratio of Net Income to Average Net Assets	0.53%	***	0.48%	0.51%	0.45%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.50%	***
Ratio of Net Income to Average Net Assets	0.53%	***	0.53%	0.57%	0.56%	***

Portfolio Turnover Rate	21.76%	***	24.20%	23.73%	32.37%	***

* Commencement of operations.
** Not annualized.
*** Annualized.
+ Total return in the above represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these

financial statements.

2005 Semi-Annual Report  8

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

June 30, 2005 (unaudited)

1.) ORGANIZATION

Private Asset Management Fund (the "Fund") was organized as a non-diversified series of the Private Asset Management Funds (the "Trust") and commenced operations on May 6, 2002. The Trust is an open-end investment company organized in Ohio as a business trust on March 7, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there is only one series authorized by the Trust.  The Fund's investment objective is to seek long-term growth of capital. The investment adviser to the Fund is Private Asset Management, Inc. (the ”Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price. Lacking a last sale price, a security is generally valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the price provided by the pricing service or the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SECURITY TRANSACTIONS AND OTHER:

Security transactions are recorded based on trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

FEDERAL INCOME TAXES:

The Fund's policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

USE OF ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2005 Semi-Annual Report  9

Notes to the Financial Statements (unaudited) - continued

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Private Asset Management, Inc. Under the terms of the Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund. For the six month period ended June 30, 2005, the Adviser earned management fees totaling $69,383 of which $11,825 remained due to the Adviser at June 30, 2005.

The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, and extraordinary expenses.The Adviser has contractually agreed to reimburse the Fund's trustee fees and expenses through April 30, 2006, but only to the extent necessary to maintain the Fund’s total annual operating expenses at 1.50% of its average daily net assets. Certain officers and shareholders of the Adviser are also officers and/or trustees of the Fund.

4.) OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an administration servicing agreement with Premier Fund Solutions, Inc. (“PFS”). The Chief Executive Officer of PFS, who is also a shareholder of PFS, is also an officer and a trustee of the Fund. The  fees for these services are 0.07% on the first $200 million of net assets, 0.05% on the next $500 million of net assets and 0.03% on net assets above $700 million subject to a minimum monthly fee of $2,000.  Premier Fund Solutions, Inc. fees are paid by the Adviser.

5.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares. Paid in capital at June 30, 2005 was $8,267,103 representing 401,526 shares outstanding.

6.) INVESTMENTS

For the six month period ended June 30, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,507,220 and $997,435 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively. For federal income tax purposes, the cost of investments at June 30, 2005 was $8,465,480. At June 30, 2005 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                           (Depreciation)               Net Appreciation (Depreciation)

 $1,358,489                               ($294,495)                               $1,063,994

7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At June 30, 2005, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, more than 97.36% of the Fund and therefore may be deemed to control the Fund.

PROXY VOTING GUIDELINES

Private Asset Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.pamfund.com.  It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-663-4851). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2005 Semi-Annual Report  10

Board of Trustees

Stephen J. Cohen

Michael D. Berlin

Howard I. Cohen

Jeffrey R. Provence

Eric I. Weitzen

Investment Adviser

Private Asset Management, Inc.

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, N.A.

Fund Administrator

Premier Fund Solutions, Inc.

Legal Counsel

Thompson Hine LLP

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Private Asset Management Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Private Asset Management Funds

By : /s/ Stephen J. Cohen

Stephen J. Cohen

President

Date: 9/6/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

Stephen J. Cohen

President

Date: 9/6/05

By : /s/ Michael D. Berlin

Michael D. Berlin

Chief Financial Officer

Date: 9/6/05